Restructuring and Other Charges - Summary of Restructuring and Other Charges and Balance of Restructuring Liability Included in Accrued Employee Compensation (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Restructuring Cost and Reserve [Line Items]
Expense	$ 4,419
Payments	(3,414)
Non-cash	(1,005)
Employee Related Payments
Restructuring Cost and Reserve [Line Items]
Expense	3,414
Payments	(3,414)
Non-cash Compensation
Restructuring Cost and Reserve [Line Items]
Expense	263
Non-cash	(263)
Asset Impairments
Restructuring Cost and Reserve [Line Items]
Expense	742
Non-cash	$ (742)